Debt - Syndicated Senior Secured Credit Facilities (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022 rig	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Credit Facility [Abstract]
Book value of jackup rigs pledged as collateral for long-term debt facilities		$ 2,396.2	$ 2,730.8
New DNB Facility
Credit Facility [Abstract]
Number of jack-up rigs secured by mortgage | rig	5
Book value of jackup rigs pledged as collateral for long-term debt facilities		443.6
Percentage covered for aggregate outstanding facility, amount			175.00%
Long-term debt		$ 150.0
New DNB Facility | Period 1
Credit Facility [Abstract]
Minimum book equity ratio		20.00%
Minimum cash requirement		$ 15.0
New DNB Facility | Period 1 | Parent
Credit Facility [Abstract]
Minimum cash requirement		$ 10.0
New DNB Facility | Period 2
Credit Facility [Abstract]
Minimum book equity ratio		25.00%
Minimum cash requirement		$ 75.0
New DNB Facility | Period 2 | Parent
Credit Facility [Abstract]
Minimum cash requirement		$ 50.0
New DNB Facility | Period 3
Credit Facility [Abstract]
Minimum book equity ratio		35.00%